AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2026

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 147	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 150

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 21, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 113 to its Registration Statement until January 21, 2026. Post-Effective Amendment No. 113 to the Trust’s Registration Statement relates to GraniteShares 3x Long AMD Daily ETF, GraniteShares 3x Short AMD Daily ETF, GraniteShares 3x Long COIN Daily ETF, GraniteShares 3x Short COIN Daily ETF, GraniteShares 3x Long CRCL Daily ETF, GraniteShares 3x Short CRCL Daily ETF, GraniteShares 3x Long CRWD Daily ETF, GraniteShares 3x Short CRWD Daily ETF, GraniteShares 3x Long CRWV Daily ETF, GraniteShares 3x Short CRWV Daily ETF, GraniteShares 3x Long HOOD Daily ETF, GraniteShares 3x Short HOOD Daily ETF, GraniteShares 3x Long INTC Daily ETF, GraniteShares 3x Short INTC Daily ETF, GraniteShares 3x Long IONQ Daily ETF, GraniteShares 3x Short IONQ Daily ETF, GraniteShares 3x Long MARA Daily ETF, GraniteShares 3x Short MARA Daily ETF, GraniteShares 3x Long MRVL Daily ETF, GraniteShares 3x Short MRVL Daily ETF, GraniteShares 3x Long MSTR Daily ETF, GraniteShares 3x Short MSTR Daily ETF, GraniteShares 3x Long NBIS Daily ETF, GraniteShares 3x Short NBIS Daily ETF, GraniteShares 3x Long PLTR Daily ETF, GraniteShares 3x Short PLTR Daily ETF, GraniteShares 3x Long RGTI Daily ETF, GraniteShares 3x Short RGTI Daily ETF, GraniteShares 3x Long RKLB Daily ETF, GraniteShares 3x Short RKLB Daily ETF, GraniteShares 3x Long SMCI Daily ETF, GraniteShares 3x Short SMCI Daily ETF, GraniteShares 3x Long SMR Daily ETF, GraniteShares 3x Short SMR Daily ETF, GraniteShares 3x Long UBER Daily ETF and GraniteShares 3x Short UBER Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940, filed on December 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 12th day of January, 2026.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	January 12, 2026
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	January 12, 2026
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	January 12, 2026
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 3, filed December 18, 2017.